Related Party Transactions (Details Narrative) (Global Diversified Holdings, Inc.) (10Q) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Global Diversified Holdings, Inc. [Member] | Shareholder [Member]
Consulting fees	$ 37,500	$ 45,000	$ 127,500	$ 91,100	$ 127,500	$ 104,071